Consolidated Statements Of Operations (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements Of Operations [Abstract]
Rental revenue	$ 13,211,830	$ 8,308,731
Other property revenues	1,247,766	716,036
Advisory fees from related party	189,980	1,080,271
TOTAL REVENUE	14,649,576	10,105,038
OPERATING EXPENSES:
Property operations	5,330,324	3,064,370
Real estate taxes and insurance	2,122,249	1,392,971
General and administrative	3,767,383	747,782
Depreciation and amortization	4,844,004	3,104,985
Asset impairment losses		54,808
Provision for loan losses		59,461
Acquisition and recapitalization costs	2,331,342	444,669
Acquisition fees from related parties		486,480
TOTAL OPERATING EXPENSES	18,395,302	9,355,526
INCOME (LOSS) FROM OPERATIONS	(3,745,726)	749,512
OTHER INCOME (EXPENSE), NET:
Interest income	77,095	5,633
Income from unconsolidated joint venture	45,739	43,381
Interest expense	(3,750,604)	(1,946,653)
Amortization of deferred financing cost	(635,723)	(81,413)
Loss on extinguishment of debt	(537,938)
TOTAL OTHER EXPENSE, NET	(4,801,431)	(1,979,052)
LOSS FROM CONTINUING OPERATIONS	(8,547,157)	(1,229,540)
DISCONTINUED OPERATIONS:
Loss on operations of rental property	(2,186,516)	(2,568,716)
Gain from sale of rental property	2,182,413
LOSS FROM DISCONTINUED OPERATIONS	(4,103)	(2,568,716)
NET LOSS	(8,551,260)	(3,798,256)
LOSS ALLOCATED TO NONCONTROLLING INTERESTS	1,708,734	377,330
ACCRETION OF PREFERRED STOCK AND PREFERRED UNITS	(375,482)
LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS OF TRADE STREET RESIDENTIAL, INC.	$ (7,218,008)	$ (3,420,926)
Earnings per common share - basic and diluted:
Loss from continuing operations available to common stockholders	$ (3.17)	$ (8.85)
Discontinued property operations		$ (26.68)
Net loss available to common shareholders	$ (3.17)	$ (35.53)
Weighted average number of shares - basic and diluted	2,278,094	96,284